Recent Accounting Pronouncements (Details) - USD ($) $ in Millions	Jun. 30, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Current portion of long-term debt - debt issuance costs	$ 9.1	$ 7.6
Long-term debt - debt issuance costs	$ 55.2	$ 70.8